Portfolio of investments—January 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Long positions: 111.17% Common stocks: 99.44%
Australia: 2.10%
Bendigo & Adelaide Bank Ltd. (Financials, Banks)	33,985	$217,128
Helia Group Ltd. (Financials, Financial services)	434,909	1,398,494
Rio Tinto Ltd. (Materials, Metals & mining)	99,570	8,567,735
		10,183,357
Belgium: 0.34%
Groupe Bruxelles Lambert NV (Financials, Financial services)	21,560	1,634,457
Canada: 2.96%
Aecon Group, Inc. (Industrials, Construction & engineering)	119,700	1,230,432
Dundee Precious Metals, Inc. (Materials, Metals & mining)	111,800	715,979
Empire Co. Ltd. Class A (Consumer staples, Consumer staples distribution & retail)	191,000	4,949,563
Fairfax Financial Holdings Ltd. (Financials, Insurance)	400	416,964
IAMGOLD Corp. (Materials, Metals & mining)†	59,100	140,667
Imperial Oil Ltd. (Energy, Oil, gas & consumable fuels)	59,400	3,426,286
Kinross Gold Corp. (Materials, Metals & mining)	54,300	299,277
Power Corp. of Canada (Financials, Insurance)	90,700	2,643,857
Spartan Delta Corp. (Energy, Oil, gas & consumable fuels)	121,900	281,981
Torex Gold Resources, Inc. (Materials, Metals & mining)†	20,500	210,573
		14,315,579
Denmark: 1.99%
AP Moller - Maersk AS Class B (Industrials, Marine transportation)	70	129,066
Carlsberg AS Class B (Consumer staples, Beverages)	8,826	1,135,619
Danske Bank AS (Financials, Banks)	91,221	2,449,417
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	51,923	5,935,026
		9,649,128
France: 0.83%
Alstom SA (Industrials, Machinery)	273,071	3,443,536
Clariane SE (Health care, Health care providers & services)	230,897	583,510
		4,027,046
Germany: 2.52%
Commerzbank AG (Financials, Banks)	17,015	195,393
Daimler Truck Holding AG (Industrials, Machinery)	54,676	1,953,965
Deutsche Bank AG (Financials, Capital markets)	70,292	908,013
Heidelberg Materials AG (Materials, Construction materials)	98,235	9,071,456
Volkswagen AG (Consumer discretionary, Automobiles)	668	94,309
		12,223,136
See accompanying notes to portfolio of investments
Allspring Global Long/Short Equity Fund | 1

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Hong Kong: 1.25%
Jardine Matheson Holdings Ltd. (Industrials, Industrial conglomerates)	55,100	$2,212,492
New World Development Co. Ltd. (Real estate, Real estate management & development)	3,122,000	3,826,486
		6,038,978
Ireland: 1.07%
Alkermes PLC (Health care, Biotechnology)†#	121,855	3,296,178
Johnson Controls International PLC (Industrials, Building products)#	32,767	1,726,493
Medtronic PLC (Health care, Health care equipment & supplies)#	1,635	143,128
		5,165,799
Israel: 0.07%
Check Point Software Technologies Ltd. (Information technology, Software)†#	2,172	345,196
Italy: 2.89%
Banca Monte dei Paschi di Siena SpA (Financials, Banks)†	365,481	1,282,741
BPER Banca (Financials, Banks)	915,836	3,303,294
ENEL SpA (Utilities, Electric utilities)	380,466	2,596,062
Intesa Sanpaolo SpA (Financials, Banks)	2,211,586	6,814,546
		13,996,643
Japan: 13.54%
Chubu Electric Power Co., Inc. (Utilities, Electric utilities)	749,000	9,716,542
ENEOS Holdings, Inc. (Energy, Oil, gas & consumable fuels)	1,239,400	5,005,383
Hitachi Construction Machinery Co. Ltd. (Industrials, Machinery)	157,300	4,462,979
Idemitsu Kosan Co. Ltd. (Energy, Oil, gas & consumable fuels)	25,500	141,601
Inpex Corp. (Energy, Oil, gas & consumable fuels)	56,800	772,052
Kansai Electric Power Co., Inc. (Utilities, Electric utilities)	633,500	8,642,293
Komatsu Ltd. (Industrials, Machinery)	320,400	9,115,364
Mazda Motor Corp. (Consumer discretionary, Automobiles)	374,800	4,543,867
Mitsubishi Corp. (Industrials, Trading companies & distributors)	244,500	4,213,943
Mitsubishi UFJ Financial Group, Inc. (Financials, Banks)	231,700	2,170,229
Mitsui & Co. Ltd. (Industrials, Trading companies & distributors)	84,100	3,410,863
Mizuho Financial Group, Inc. (Financials, Banks)	303,000	5,502,953
Shibaura Mechatronics Corp. (Information technology, Semiconductors & semiconductor equipment)	47,400	2,245,301
Tokyo Kiraboshi Financial Group, Inc. (Financials, Banks)	49,100	1,436,241
Toyota Tsusho Corp. (Industrials, Trading companies & distributors)	63,700	4,174,352
		65,553,963
Netherlands: 1.53%
CNH Industrial NV (Industrials, Machinery)#	513,855	6,166,260
Stellantis NV (Consumer discretionary, Automobiles)	56,019	1,233,911
		7,400,171
See accompanying notes to portfolio of investments
2 | Allspring Global Long/Short Equity Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Singapore: 0.41%
Jardine Cycle & Carriage Ltd. (Industrials, Industrial conglomerates)	63,400	$1,223,368
Wilmar International Ltd. (Consumer staples, Food products)	307,000	751,747
		1,975,115
Sweden: 1.35%
Essity AB Class B (Consumer staples, Household products)	93,746	2,201,464
Securitas AB Class B (Industrials, Commercial services & supplies)	298,008	2,894,865
Volvo AB Class A (Industrials, Machinery)	28,562	702,201
Volvo Car AB Class B (Consumer discretionary, Automobiles)†	280,478	731,207
		6,529,737
Switzerland: 1.34%
Adecco Group AG (Industrials, Professional services)	87,112	3,766,990
Bunge Global SA (Consumer staples, Food products)#	865	76,198
Holcim AG (Materials, Construction materials)	13,959	1,066,172
Swatch Group AG (Consumer discretionary, Textiles, apparel & luxury goods)	34,423	1,566,213
		6,475,573
United Kingdom: 6.33%
Bank of Georgia Group plc (Financials, Banks)	13,629	655,474
Barclays PLC (Financials, Banks)	3,328,302	6,185,074
Centrica PLC (Utilities, Multi-utilities)	47,533	83,185
CK Hutchison Holdings Ltd. (Industrials, Industrial conglomerates)	1,400,000	7,230,748
Coca-Cola Europacific Partners PLC (Consumer staples, Beverages)#	23,063	1,589,041
Ferguson PLC (Industrials, Trading companies & distributors)#	1,286	241,588
HSBC Holdings PLC (Financials, Banks)	298,881	2,333,574
Mitie Group plc (Industrials, Commercial services & supplies)	81,821	107,217
Rio Tinto PLC (Materials, Metals & mining)	1,106	76,557
Standard Chartered PLC (Financials, Banks)	224,561	1,697,129
Unilever PLC (Consumer staples, Personal care products)	57,765	2,810,857
Vodafone Group PLC (Communication services, Wireless telecommunication services)	8,959,515	7,616,846
		30,627,290
United States: 58.92%
AdaptHealth Corp. (Health care, Health care providers & services)†#	92,272	666,204
Adobe, Inc. (Information technology, Software)†#	10,147	6,268,614
Alphabet, Inc. Class A (Communication services, Interactive media & services)†#	71,390	10,001,739
Alphabet, Inc. Class C (Communication services, Interactive media & services)†#	67,844	9,620,279
Altria Group, Inc. (Consumer staples, Tobacco)#	250,574	10,053,029
A-Mark Precious Metals, Inc. (Financials, Financial services)#	105,127	2,835,275
Amazon.com, Inc. (Consumer discretionary, Broadline retail)†#	4,332	672,326
Andersons, Inc. (Consumer staples, Consumer staples distribution & retail)#	8,245	434,594
Apple, Inc. (Information technology, Technology hardware, storage & peripherals)#	50,708	9,350,555
See accompanying notes to portfolio of investments
Allspring Global Long/Short Equity Fund | 3

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
United States(continued)
AppLovin Corp. Class A (Information technology, Software)†#	36,171	$1,487,713
Arcturus Therapeutics Holdings, Inc. (Health care, Biotechnology)†#	54,309	1,790,568
Axcelis Technologies, Inc. (Information technology, Semiconductors & semiconductor equipment)†#	14,334	1,864,137
Bank of New York Mellon Corp. (Financials, Capital markets)#	110,468	6,126,555
Berkshire Hathaway, Inc. Class B (Financials, Financial services)†#	6,797	2,608,281
Best Buy Co., Inc. (Consumer discretionary, Specialty retail)#	13,394	970,931
Booking Holdings, Inc. (Consumer discretionary, Hotels, restaurants & leisure)†#	726	2,546,423
Bristol-Myers Squibb Co. (Health care, Pharmaceuticals)#	173,464	8,477,186
Broadcom, Inc. (Information technology, Semiconductors & semiconductor equipment)#	2,121	2,502,780
Builders FirstSource, Inc. (Industrials, Building products)†#	30,058	5,221,976
Campbell Soup Co. (Consumer staples, Food products)#	65,368	2,917,374
Carrier Global Corp. (Industrials, Building products)#	4,814	263,374
Centene Corp. (Health care, Health care providers & services)†#	33,408	2,515,956
Chevron Corp. (Energy, Oil, gas & consumable fuels)#	9,546	1,407,367
Cigna Group (Health care, Health care providers & services)#	22,844	6,874,902
Cisco Systems, Inc. (Information technology, Communications equipment)#	201,947	10,133,700
Clearway Energy, Inc. Class A (Utilities, Independent power and renewable electricity producers)#	16,679	374,610
Clorox Co. (Consumer staples, Household products)#	24,369	3,539,597
Comcast Corp. Class A (Communication services, Media)#	96,718	4,501,256
Consolidated Edison, Inc. (Utilities, Multi-utilities)#	9,594	872,095
Costco Wholesale Corp. (Consumer staples, Consumer staples distribution & retail)#	2,711	1,883,820
CVS Health Corp. (Health care, Health care providers & services)#	130,400	9,697,848
D.R. Horton, Inc. (Consumer discretionary, Household durables)#	23,727	3,390,826
Dorian LPG Ltd. (Energy, Oil, gas & consumable fuels)#	37,664	1,410,140
Dream Finders Homes, Inc. Class A (Consumer discretionary, Household durables)†#	63,120	2,074,754
eBay, Inc. (Consumer discretionary, Broadline retail)#	39,941	1,640,377
Equinix, Inc. (Real estate, Specialized REITs)#	374	310,334
Eversource Energy (Utilities, Electric utilities)#	42,856	2,323,652
Exxon Mobil Corp. (Energy, Oil, gas & consumable fuels)#	34,794	3,577,171
FedEx Corp. (Industrials, Air freight & logistics)#	47,562	11,476,235
First Citizens BancShares, Inc. Class A (Financials, Banks)#	90	135,900
Ford Motor Co. (Consumer discretionary, Automobiles)#	265,475	3,111,367
Fox Corp. Class A (Communication services, Media)#	187,826	6,066,780
Fox Corp. Class B (Communication services, Media)#	58,193	1,746,372
General Electric Co. (Industrials, Industrial conglomerates)#	3,823	506,242
General Motors Co. (Consumer discretionary, Automobiles)#	145,230	5,634,924
Genuine Parts Co. (Consumer discretionary, Distributors)#	18,626	2,611,924
Gilead Sciences, Inc. (Health care, Biotechnology)#	86,085	6,737,012
Humana, Inc. (Health care, Health care providers & services)#	4,444	1,680,099
Hyster-Yale Materials Handling, Inc. (Industrials, Machinery)#	1,328	87,276
Incyte Corp. (Health care, Biotechnology)†#	124,635	7,324,799
International Paper Co. (Materials, Containers & packaging)#	72,930	2,613,082
See accompanying notes to portfolio of investments
4 | Allspring Global Long/Short Equity Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
United States(continued)
J M Smucker Co. (Consumer staples, Food products)#	655	$86,165
Jabil, Inc. (Information technology, Electronic equipment, instruments & components)#	31,934	4,001,011
James River Group Holdings Ltd. (Financials, Insurance)#	17,269	165,264
Kimberly-Clark Corp. (Consumer staples, Household products)#	93,859	11,354,124
Kraft Heinz Co. (Consumer staples, Food products)#	20,447	759,197
Kroger Co. (Consumer staples, Consumer staples distribution & retail)#	3,885	179,254
Lennar Corp. Class A (Consumer discretionary, Household durables)#	4,720	707,292
Lockheed Martin Corp. (Industrials, Aerospace & defense)#	9,665	4,150,248
Meta Platforms, Inc. Class A (Communication services, Interactive media & services)†#	20,096	7,840,253
Microsoft Corp. (Information technology, Software)#	20,384	8,104,271
Molson Coors Beverage Co. Class B (Consumer staples, Beverages)#	143,693	8,878,790
New York Community Bancorp, Inc. (Financials, Banks)#	462,529	2,992,563
NVIDIA Corp. (Information technology, Semiconductors & semiconductor equipment)#	16,905	10,401,139
Olympic Steel, Inc. (Materials, Metals & mining)#	5,569	376,353
Oracle Corp. (Information technology, Software)#	14,594	1,630,150
Owens Corning (Industrials, Building products)#	35,752	5,417,500
PACCAR, Inc. (Industrials, Machinery)#	5,576	559,775
PulteGroup, Inc. (Consumer discretionary, Household durables)#	67,739	7,082,790
Sphere Entertainment Co. (Communication services, Entertainment)†#	17,476	618,301
Sprinklr, Inc. Class A (Information technology, Software)†#	12,616	157,448
Vertex Pharmaceuticals, Inc. (Health care, Biotechnology)†#	11,193	4,850,822
Viatris, Inc. (Health care, Pharmaceuticals)#	67,537	794,910
VICI Properties, Inc. (Real estate, Specialized REITs)#	9,693	291,953
Walgreens Boots Alliance, Inc. (Consumer staples, Consumer staples distribution & retail)#	247,545	5,587,091
Xerox Holdings Corp. (Information technology, Technology hardware, storage & peripherals)#	6,978	128,814
Zoom Video Communications, Inc. Class A (Information technology, Software)†#	80,044	5,171,643
		285,227,451
Total common stocks (Cost $450,172,443)		481,368,619

	Dividend rate
Preferred stocks: 0.32%
Germany: 0.32%
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	9.21	10,486	1,024,592
Henkel AG & Co. KGaA (Consumer staples, Household products)	2.00	1,202	92,144
Volkswagen AG (Consumer discretionary, Automobiles)	9.47	3,220	414,140
Total preferred stocks (Cost $1,359,510)			1,530,876
See accompanying notes to portfolio of investments
Allspring Global Long/Short Equity Fund | 5

Portfolio of investments—January 31, 2024 (unaudited)

	Expiration date	Shares	Value
Warrants: 0.00%
Canada: 0.00%
Constellation Software, Inc. (Information technology, Software)♦†	3-31-2040	800	$0
Total warrants (Cost $0)			0

		Yield
Short-term investments: 11.41%
Investment companies: 11.41%
Allspring Government Money Market Fund Select Class♠∞		5.27%	55,249,688	55,249,688
Total short-term investments (Cost $55,249,688)				55,249,688
Total investments in securities (Cost $506,781,641)	111.17%			538,149,183

Securities sold short: (28.48)%
Common stocks: (28.23)%
Australia: (0.80)%
BrainChip Holdings Ltd. (Information technology, Software)†	(1,963,779)	(204,003)
De Grey Mining Ltd. (Materials, Metals & mining)†	(2,113,317)	(1,681,743)
Mineral Resources Ltd. (Materials, Metals & mining)	(51,212)	(1,975,185)
(3,860,931)
Bahamas: (0.14)%
OneSpaWorld Holdings Ltd. (Consumer discretionary, Diversified consumer services)†	(49,337)	(672,463)
Canada: (2.46)%
Ballard Power Systems, Inc. (Industrials, Electrical equipment)†	(205,799)	(673,521)
Filo Corp. (Materials, Metals & mining)†	(101,400)	(1,558,956)
Ivanhoe Mines Ltd. Class A (Materials, Metals & mining)†	(437,300)	(4,589,462)
Lithium Americas Argentina Corp. (Materials, Metals & mining)†	(76,300)	(338,241)
NexGen Energy Ltd. (Energy, Oil, gas & consumable fuels)†	(362,700)	(2,778,690)
Onex Corp. (Financials, Capital markets)	(7,800)	(575,928)
Pan American Silver Corp. (Materials, Metals & mining)	(102,700)	(1,390,264)
(11,905,062)
Denmark: (0.12)%
Vestas Wind Systems AS (Industrials, Electrical equipment)†	(20,196)	(569,426)
France: (0.46)%
Edenred SE (Financials, Financial services)	(13,382)	(799,286)
Gecina SA (Real estate, Office REITs)	(12,896)	(1,422,256)
(2,221,542)
See accompanying notes to portfolio of investments
6 | Allspring Global Long/Short Equity Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Germany: (0.09)%
Covestro AG (Materials, Chemicals)144A†	(2,525)	$(133,334)
LEG Immobilien SE (Real estate, Real estate management & development)†	(4,008)	(332,582)
(465,916)
Italy: (0.15)%
Infrastrutture Wireless Italiane SpA (Communication services, Diversified telecommunication services)144A	(5,560)	(67,232)
Salvatore Ferragamo SpA (Consumer discretionary, Textiles, apparel & luxury goods)	(53,795)	(686,137)
(753,369)
Japan: (6.15)%
Advantest Corp. (Information technology, Semiconductors & semiconductor equipment)	(57,000)	(2,268,476)
Asahi Intecc Co. Ltd. (Health care, Health care equipment & supplies)	(238,100)	(4,524,111)
Daiichi Sankyo Co. Ltd. (Health care, Pharmaceuticals)	(218,200)	(6,532,697)
Eisai Co. Ltd. (Health care, Pharmaceuticals)	(121,800)	(5,735,395)
JTOWER, Inc. (Communication services, Diversified telecommunication services)†	(34,900)	(1,075,164)
Koito Manufacturing Co. Ltd. (Consumer discretionary, Automobile components)	(7,900)	(120,943)
Kyowa Kirin Co. Ltd. (Health care, Pharmaceuticals)	(3,800)	(59,858)
Olympus Corp. (Health care, Health care equipment & supplies)	(125,500)	(1,857,860)
Septeni Holdings Co. Ltd. (Communication services, Media)	(379,700)	(1,271,346)
SoftBank Group Corp. (Communication services, Wireless telecommunication services)	(144,700)	(6,246,786)
StemRIM, Inc. (Health care, Biotechnology)†	(19,600)	(72,388)
(29,765,024)
Netherlands: (0.75)%
Airbus SE (Industrials, Aerospace & defense)	(4,825)	(768,554)
Argenx SE (Health care, Biotechnology)†	(5,999)	(2,265,415)
Ferrovial SE (Industrials, Construction & engineering)	(15,402)	(587,359)
(3,621,328)
Spain: (0.44)%
Cellnex Telecom SA (Communication services, Diversified telecommunication services)144A	(54,893)	(2,112,138)
Sweden: (2.58)%
Beijer Ref AB (Industrials, Trading companies & distributors)	(226,382)	(3,082,189)
EQT AB (Financials, Capital markets)	(110,825)	(2,975,889)
Fastighets AB Balder Class B (Real estate, Real estate management & development)†	(174,811)	(1,160,272)
MIPS AB (Consumer discretionary, Leisure products)	(8,198)	(272,346)
See accompanying notes to portfolio of investments
Allspring Global Long/Short Equity Fund | 7

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Sweden(continued)
PowerCell Sweden AB (Industrials, Electrical equipment)†	(104,867)	$(409,112)
Sagax AB Class B (Real estate, Real estate management & development)	(189,221)	(4,598,318)
(12,498,126)
United Kingdom: (2.44)%
Croda International PLC (Materials, Chemicals)	(23,246)	(1,407,001)
Entain PLC (Consumer discretionary, Hotels, restaurants & leisure)	(330,182)	(4,021,746)
ITM Power PLC (Industrials, Electrical equipment)†	(1,161,094)	(875,245)
Legal & General Group plc (Financials, Insurance)	(1,475,385)	(4,745,491)
Ocado Group PLC (Consumer staples, Consumer staples distribution & retail)†	(30,043)	(205,792)
Oxford Nanopore Technologies PLC (Health care, Life sciences tools & services)†	(238,325)	(484,153)
Tullow Oil PLC (Energy, Oil, gas & consumable fuels)†	(202,058)	(79,197)
(11,818,625)
United States: (11.64)%
Alnylam Pharmaceuticals, Inc. (Health care, Biotechnology)†	(31,922)	(5,519,633)
Boeing Co. (Industrials, Aerospace & defense)†	(21,520)	(4,541,581)
Catalent, Inc. (Health care, Pharmaceuticals)†	(17,237)	(890,119)
CoStar Group, Inc. (Industrials, Professional services)†	(6,457)	(539,030)
Dynex Capital, Inc. (Financials, Mortgage real estate investment trusts (REITs))	(369,292)	(4,520,134)
Enovix Corp. (Industrials, Electrical equipment)†	(44,162)	(411,148)
Freyr Battery, Inc. (Industrials, Electrical equipment)†	(243,310)	(328,468)
FuelCell Energy, Inc. (Industrials, Electrical equipment)†	(731,022)	(877,226)
Globalstar, Inc. (Communication services, Diversified telecommunication services)†	(74,457)	(118,387)
Joby Aviation, Inc. (Industrials, Passenger airlines)†	(192,306)	(1,049,991)
Lucid Group, Inc. (Consumer discretionary, Automobiles)†	(543,092)	(1,835,651)
Luminar Technologies, Inc. Class A (Consumer discretionary, Automobile components)†	(621,255)	(1,689,814)
MicroVision, Inc. (Information technology, Electronic equipment, instruments & components)†	(258,100)	(614,278)
MongoDB, Inc. (Information technology, IT services)†	(1,651)	(661,259)
NextDecade Corp. (Energy, Oil, gas & consumable fuels)†	(408,301)	(2,078,252)
Phathom Pharmaceuticals, Inc. (Health care, Pharmaceuticals)†	(69,631)	(466,528)
Pliant Therapeutics, Inc. (Health care, Pharmaceuticals)†	(124,844)	(2,237,204)
PureCycle Technologies, Inc. (Materials, Chemicals)†	(497,334)	(1,949,549)
QuantumScape Corp. Class A (Consumer discretionary, Automobile components)†	(280,981)	(1,913,481)
Rivian Automotive, Inc. Class A (Consumer discretionary, Automobiles)†	(258,189)	(3,952,874)
Roblox Corp. Class A (Communication services, Entertainment)†	(110,751)	(4,298,246)
Seritage Growth Properties Class A (Real estate, Real estate management & development)†	(65,312)	(597,605)
Snap, Inc. Class A (Communication services, Interactive media & services)†	(23,290)	(370,078)
See accompanying notes to portfolio of investments
8 | Allspring Global Long/Short Equity Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
United States(continued)
Solid Power, Inc. (Consumer discretionary, Automobile components)†	(175,578)	$(284,436)
Targa Resources Corp. (Energy, Oil, gas & consumable fuels)	(38,928)	(3,307,323)
Toast, Inc. Class A (Financials, Financial services)†	(188,997)	(3,358,477)
Triumph Group, Inc. (Industrials, Aerospace & defense)†	(3,734)	(60,491)
Unity Software, Inc. (Information technology, Software)†	(110,228)	(3,571,387)
Upstart Holdings, Inc. (Financials, Consumer finance)†	(10,641)	(337,958)
Uranium Energy Corp. (Energy, Oil, gas & consumable fuels)†	(312,213)	(2,385,307)
Virgin Galactic Holdings, Inc. (Industrials, Aerospace & defense)†	(512,540)	(912,321)
Zillow Group, Inc. Class C (Real estate, Real estate management & development)†	(11,419)	(649,056)
(56,327,292)
Virgin Islands (British): (0.01)%
Capri Holdings Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)†	(1,070)	(52,152)
Total common stocks (Cost $(146,940,297))		(136,643,394)

		Dividend rate
Preferred stocks: (0.25)%
Germany: (0.25)%
Porsche Automobil Holding SE (Consumer discretionary, Automobiles)		2.77	(24,685)	(1,232,373)
Total preferred stocks (Cost $(1,240,771))				(1,232,373)
Total securities sold short (Proceeds $(148,181,068))	(28.48)%			(137,875,767)
Other assets and liabilities, net	17.31			83,777,555
Total net assets	100.00%			$484,050,971

†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for securities sold short.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Global Long/Short Equity Fund | 9

Portfolio of investments—January 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$29,550,411	$72,481,554	$(46,782,277)	$0	$0	$55,249,688	55,249,688	$559,684
See accompanying notes to portfolio of investments
10 | Allspring Global Long/Short Equity Fund

Notes to portfolio of investments—January 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2024, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Short sales
The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.
The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in
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Notes to portfolio of investments—January 31, 2024 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
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Notes to portfolio of investments—January 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$10,183,357	$0	$10,183,357
Belgium	0	1,634,457	0	1,634,457
Canada	14,315,579	0	0	14,315,579
Denmark	0	9,649,128	0	9,649,128
France	0	4,027,046	0	4,027,046
Germany	0	12,223,136	0	12,223,136
Hong Kong	0	6,038,978	0	6,038,978
Ireland	5,165,799	0	0	5,165,799
Israel	345,196	0	0	345,196
Italy	0	13,996,643	0	13,996,643
Japan	0	65,553,963	0	65,553,963
Netherlands	6,166,260	1,233,911	0	7,400,171
Singapore	0	1,975,115	0	1,975,115
Sweden	0	6,529,737	0	6,529,737
Switzerland	76,198	6,399,375	0	6,475,573
United Kingdom	2,593,320	28,033,970	0	30,627,290
United States	285,227,451	0	0	285,227,451
Preferred stocks
Germany	0	1,530,876	0	1,530,876
Warrants
Canada	0	0	0	0
Short-term investments
Investment companies	55,249,688	0	0	55,249,688
Total assets	$369,139,491	$169,009,692	$0	$538,149,183
Liabilities
Securities sold short
Common stocks
Australia	$0	$3,860,931	$0	$3,860,931
Bahamas	672,463	0	0	672,463
Canada	11,905,062	0	0	11,905,062
Denmark	0	569,426	0	569,426
France	0	2,221,542	0	2,221,542
Germany	0	465,916	0	465,916
Italy	0	753,369	0	753,369
Japan	0	29,765,024	0	29,765,024
Netherlands	0	3,621,328	0	3,621,328
Spain	0	2,112,138	0	2,112,138
Sweden	0	12,498,126	0	12,498,126
United Kingdom	484,153	11,334,472	0	11,818,625
United States	56,327,292	0	0	56,327,292
Virgin Islands (British)	52,152	0	0	52,152
Preferred stocks
Germany	0	1,232,373	0	1,232,373
Total liabilities	$69,441,122	$68,434,645	$0	$137,875,767
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At January 31, 2024, the Fund did not have any transfers into/out of Level 3.
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